ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2010	2011
	RMB	RMB

Advances from students	10,979	10,725
Accrued expenses	8,539	8,943
Accrued professional fees	3,523	4,219
Accrued employee payroll and welfare benefits	50,728	59,152
Other payables	9,717	8,941

	83,486	91,980

Advances from students represented amounts received for books and materials, which the Group collected from students on behalf of third party vendors.